Share-Based Compensation (Quarter) (Detail) - Activity of the Company's stock options (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding	9,500	9,500	12,000
Weighted Average Exercise Price Outstanding (in Dollars per share)	$ 5.73	$ 5.73	$ 4.99	$ 4.51	$ 4.57
Weighted Average Remaining Contractual Term Outstanding	1.7
Vested and expected to vest at end of period	9,500	9,500
Vested and expected to vest at end of period (in Dollars per share)	$ 5.73	$ 5.73
Vested and expected to vest at end of period	1.7
Exercisable at end of period	9,500	9,500	12,000
Exercisable at end of period (in Dollars per share)	$ 5.73	$ 5.73
Exercisable at end of period	1 year 255 days
Terminated		2,500
Terminated (in Dollars per share)		$ 2.17	$ 3.97	$ 5.03